Share-Based Payments - Schedule of Breakdown of the Closing Balance (Detail)	Dec. 31, 2018 $ / shares
Bons de souscriptiond actions 2010 [member] | Exercise price 65 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 65
Bons de souscriptiond actions 2010 [member] | Exercise price 5.13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	5.13
Bons de souscriptiond actions 2010 [member] | Exercise price 8.59 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	8.59
Bons de souscriptiond actions 2010 [member] | Exercise price 8.1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	8.10
Bons de souscriptiond actions 2010 [member] | Exercise price18.79 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	18.79
BSA [member] | Exercise price 43.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	43.00
BSA [member] | Exercise price 66.06 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	66.06
BSA [member] | Exercise price 64.14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	64.14
BSA [member] | Exercise price 52.97 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	52.97
BSA [member] | Exercise price 69.75 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	69.75
BSA [member] | Exercise price 59.05 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	59.05
BSA [member] | Exercise Price Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 37.24